Guarantees (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Guarantee Obligations [Line Items]
Surety bonds outstanding	$ 46.3	$ 49.1
Commercial standby letters of credit outstanding	112.7	118.9
Cash securing letters of credit	0.4	33.0
Letters of credit as collateral	2.0	2.0
Outstanding bank guarantees	58.7	57.4
Cash collateral of bank guarantees	$ 13.2	$ 13.3